As filed with the Securities and Exchange Commission on August 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

CAN SLIM® SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS AT JUNE 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 84.7%
Administrative and Support Services: 0.9%
12,812	ManpowerGroup, Inc.	$1,087,098

Air Transportation: 1.0%
28,912	Delta Air Lines, Inc.	1,119,473

Amusement, Gambling, & Recreation: 2.1%
36,678	Melco Crown Entertainment Ltd. - ADR	1,309,771
5,258	Wynn Resorts Ltd.	1,091,351
		2,401,122
Beverage & Tobacco Products: 2.7%
24,824	Coca Cola Enterprises, Inc.	1,186,091
14,600	Monster Beverage Corp. *	1,037,038
9,346	PepsiCo, Inc.	834,972
		3,058,101
Chemical Manufacturing: 10.1%
80,264	Ferro Corp. *	1,008,116
12,913	Gilead Sciences, Inc. *	1,070,617
41,323	Green Plains Renewable Energy, Inc.	1,358,287
6,515	Johnson & Johnson	681,599
18,289	Lannett Co., Inc. *	907,500
11,690	LyondellBasell Industries NV - A	1,141,528
19,522	Merck & Co., Inc.	1,129,348
15,844	Methanex Corp.	978,842
29,799	NPS Pharmaceuticals, Inc. *	984,857
38,094	Pfizer, Inc.	1,130,630
13,008	United Therapeutics Corp. *	1,151,078
		11,542,402
Computer & Electronic Products: 15.1%
41,743	Activision Blizzard, Inc.	930,869
12,329	Apple, Inc.	1,145,734
37,043	Canadian Solar, Inc. *	1,157,964
55,833	Exelis, Inc.	948,044
10,057	International Flavors & Fragrances, Inc.	1,048,744
75,262	Marvell Technology Group, Ltd.	1,078,504
4,368	Mettler-Toledo International, Inc. *	1,105,890
30,637	Micron Technology, Inc. *	1,009,489
9,175	Northrop Grumman Corp.	1,097,605
25,675	Perkinelmer, Inc.	1,202,617
26,177	Plexus Corp. *	1,133,203
13,700	QUALCOMM, Inc.	1,085,040
11,701	Raytheon Co.	1,079,417
23,550	Texas Instruments, Inc.	1,125,455
8,436	Thermo Fisher Scientific, Inc.	995,448
22,970	Xilinx, Inc.	1,086,711
		17,230,734

Credit Intermediation: 6.2%
47,812	Bank of America Corp.	734,871
40,056	Cathay General Bancorp	1,023,831
12,118	Citigroup, Inc.	570,758
34,024	PrivateBancorp, Inc.	988,738
10,002	SVB Financial Group *	1,166,433
58,900	TCF Financial Corp.	964,193
53,463	United Community Banks, Inc. *	875,189
3,582	Visa, Inc.	754,763
		7,078,776
Data Processing, Hosting & Related Services: 0.9%
40,232	Juniper Networks, Inc. *	987,293

Electrical Equipment & Appliance Component Manufacturing: 1.2%
13,561	Emerson Electric Co.	899,908
3,241	Whirlpool Corp.	451,212
		1,351,120
Entertainment: 1.4%
19,270	Lions Gate Entertainment Corp.	550,736
11,579	Viacom, Inc.	1,004,247
		1,554,983
Fabricated Metal Product Manufacturing: 0.9%
8,394	Parker Hannifin Corp.	1,055,378

Food Manufacturing: 1.0%
25,750	Archer Daniels Midland Co.	1,135,833

Food Services: 1.8%
12,821	Domino's Pizza, Inc.	937,087
20,195	Tim Hortons, Inc.	1,105,272
		2,042,359
Insurance: 3.5%
41,988	Assured Guaranty Ltd.	1,028,706
26,610	Kemper Corp.	980,844
10,199	PartnerRe Ltd.	1,113,833
14,805	The Hanover Insurance Group, Inc.	934,936
		4,058,319
Machinery Manufacturing: 5.6%
14,110	CIRCOR International, Inc.	1,088,304
9,956	Dril-Quip, Inc. *	1,087,594
17,369	Outerwall, Inc. *	1,030,850
19,690	The Scotts Miracle-Gro Co.	1,119,573
10,484	SPX Corp.	1,134,474
7,745	United Technologies Corp.	894,160
		6,354,955
Merchant Wholesalers: 2.0%
8,200	Acuity Brands, Inc.	1,133,650
21,040	Dollar Tree, Inc. *	1,145,838
		2,279,488
Oil & Gas Extraction: 7.5%
42,139	Basic Energy Services, Inc. *	1,231,302
6,323	Clayton Williams Energy, Inc. *	868,591
46,769	Encana Corp.	1,108,893
8,976	EOG Resources, Inc.	1,048,935
10,654	Exxon Mobil Corp.	1,072,645
40,331	PBF Energy, Inc.	1,074,821
10,169	SM Energy Co.	855,213
28,535	Suncor Energy, Inc.	1,216,447
		8,476,847

Oil & Gas Support Services: 1.0%
21,107	AGL Resources, Inc.	1,161,518

Professional, Scientific & Technical Services: 4.5%
13,468	ANSYS, Inc. *	1,021,144
12,490	Celgene Corp. *	1,072,641
51,152	Convergys Corp.	1,096,699
20,717	MAXIMUS, Inc.	891,245
14,474	Omnicom Group, Inc.	1,030,838
		5,112,567
Publishing Industries: 2.9%
26,310	Aspen Technology, Inc. *	1,220,784
32,654	Multimedia Games Holding Co., Inc. *	967,865
38,722	Web Com Group, Inc. *	1,117,904
		3,306,553
Rail Transportation: 0.8%
8,650	Union Pacific Corp.	862,838

Real Estate: 0.5%
67,822	E-House China Holdings Ltd. - ADR	586,660

Securities & Financial Services: 2.9%
5,524	Affiliated Managers Group, Inc. *	1,134,630
50,941	E Trade Financial Corp. *	1,083,005
32,571	SEI Investments Co.	1,067,352
		3,284,987
Telecommunications: 1.9%
74,152	Inteliquent, Inc.	1,028,488
68,490	Orange SA - ADR	1,082,142
		2,110,630
Transportation Equipment Manufacturing: 3.6%
6,986	The Boeing Co.	888,829
16,220	Harley Davidson, Inc.	1,132,967
11,079	Huntington Ingalls Industries, Inc.	1,047,962
6,459	Lockheed Martin Corp.	1,038,155
		4,107,913
Water Transportation: 1.1%
10,300	Kirby Corp. *	1,206,542

Wholesale Trade: 1.6%
17,436	Applied Industrial Technologies, Inc.	884,528
3,587	W.W. Grainger, Inc.	912,067
		1,796,595
TOTAL COMMON STOCKS
(Cost $91,006,717)		96,351,084

REAL ESTATE INVESTMENT TRUSTS: 3.6%
38,951	Blackstone Mortgage Trust, Inc.	1,129,579
46,097	General Growth Properties Inc.	1,086,045
16,903	Potlatch Corp.	699,784
97,830	Strategic Hotels & Resorts, Inc. *	1,145,589
		4,060,997
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $3,986,225)		4,060,997

EXCHANGE-TRADED FUNDS: 11.0%
147,662	iShares 1-3 Year Treasury Bond ETF	12,486,299
TOTAL EXCHANGE-TRADED FUNDS
(Cost $12,475,947)		12,486,299

SHORT-TERM INVESTMENTS: 4.6%
Money Market Funds: 4.6%
5,248,853	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares, 0.005% **	5,248,853
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,248,853)		5,248,853

TOTAL INVESTMENTS IN SECURITIES: 103.9%
(Cost $112,717,742)		118,147,233
Liabilities in Excess of Other Assets: (3.9)%		(4,456,137)
TOTAL NET ASSETS: 100.0%		$113,691,096

ADR	American Depositary Receipt
ETF	Exchange-Traded Funds
*	Non-income producing security.
**	7-day yield as of June 30, 2014

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

	Cost of investments	$112,717,742
	Gross unrealized appreciation	6,609,086
	Gross unrealized depreciation	(1,179,595)
	Net unrealized appreciation	$5,429,491

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

CAN SLIM® SELECT GROWTH FUND
Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The CAN SLIM® Select Growth Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See Schedule of Investments for industry breakouts:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$96,351,084	$-	$-	$96,351,084
Real Estate Investment Trusts	4,060,997	-	-	4,060,997
Exchange-Traded Funds	12,486,299	-	-	12,486,299
Short-Term Investments	5,248,853	-	-	5,248,853
Total Investments	$118,147,233	$-	$-	$118,147,233

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date         8/25/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date         8/25/14

By (Signature and Title)*             /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date         8/20/14
* Print the name and title of each signing officer under his or her signature.